Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts, as of June 30, 2020, of the Company, its wholly-owned subsidiaries and its 99.7%-owned operating subsidiary EAI, which, until the Merger, was the Company’s principal operating subsidiary; inactive subsidiaries York Production LLC and York Production II LLC; wholly-owned subsidiaries Facebank AG, StockAccess Holdings SAS (“SAH”) and FBNK Finance Sarl (“FBNK Finance”); its 70.0% ownership in Highlight Finance Corp. (“HFC”); and its 76% ownership in Pulse Evolution Corporation (“PEC”). Subsequent to the Merger, fuboTV Pre-Merger became our wholly owned subsidiary. All inter-company balances and transactions have been eliminated in consolidation.

Investments in business entities in which we lack control but have the ability to exercise significant influence over operating and financial policies are accounted for using the equity method. We have elected the fair value option to account for our equity method investments.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments and events in the current period such as the Nexway deconsolidation and acquisition of fuboTV Pre-Merger, considered necessary for a fair presentation of such interim results.

The results for the unaudited condensed consolidated statement of operations are not necessarily indicative of results to be expected for the year ending December 31, 2020 or for any future interim period. The unaudited condensed consolidated balance sheet as at December 31, 2019 has been derived from the audited financial statements; however, it does not include all of the information and notes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2019 and notes thereto included in the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020 along with the consolidated financial statements for fuboTV Pre-Merger for the year ended December 31, 2019 and notes thereto included on Form 8-K/A filed with the SEC on June 17, 2020.

Reclassifications

Reclassifications

For the three and six months ended June 30, 2019, the Company has reclassified certain prior year amounts on the face of the financial statements in order to conform to the current year presentation. These reclassifications had no effect on the Company’s consolidated financial position, results of operations, or liquidity.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. The significant estimates and assumptions include allocating the fair value of purchase consideration to assets acquired and liabilities assumed in business acquisitions, useful lives of property and equipment and intangible assets, recoverability of goodwill, long-lived assets, and investments, accruals for contingent liabilities, valuations of derivative liabilities and equity instruments issued in share-based payment arrangements and fair value of equity method investees, and accounting for income taxes, including the valuation allowance on deferred tax assets.

Significant Accounting Policies		Significant Accounting Policies For a detailed discussion about the Company’s significant accounting policies, see the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020.
Segment Information

Segment Information

Operating segments are defined as components of an entity for which discrete financial information is available that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. A committee consisting of the Company’s executives are determined to be the CODM. The CODM reviews financial information on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has one operating segment.

Revenue Recognition

Revenue From Contracts With Customers

The Company recognizes revenue from contracts with customers under ASC 606, Revenue from Contracts with Customers (the “revenue standard”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. A good or service is transferred to a customer when, or as, the customer obtains control of that good or service. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company generates revenue from the following sources:

1.	Subscriptions – The Company sells various subscription plans through its website and third-party app stores. These subscription plans provide different levels of streamed content and functionality depending on the plan selected. Subscription fees are fixed and paid in advance by credit card on a monthly, quarterly or annual basis. A subscription customer executes a contract by agreeing to the Company’s terms of service. The Company considers the subscription contract legally enforceable once the customer has accepted terms of service and the Company has received credit card authorization from the customer’s credit card company. The terms of service allow customers to terminate the subscription at any time, however, in the event of termination, no prepaid subscription fees are refundable. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the customers. Upon the customer agreeing to the Company’s terms and conditions and authorization of the credit card, the customer simultaneously receives and consumes the benefits of the streamed content ratably throughout the term of the contract. Subscription services sold through third-party app stores are recorded gross in revenue with fees to the third-party app stores recorded in subscriber related expenses in the consolidated statement of operations. Management concluded that the customers are the end user of the subscription services sold by these third-party app stores.

2.	Advertisements – The Company executes agreements with advertisers that want to display ads (“impressions”) within the streamed content. The Company enters into individual insertion orders (“IOs”) with advertisers, which specify the term of each ad campaign, the number of impressions to be delivered and the applicable rate to be charged. The Company invoices advertisers monthly for impressions actually delivered during the period. Each executed IO provides the terms and conditions agreed to in respect of each party’s obligations. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the advertiser, which generally is when the advertisement has been displayed.

3.	Software licenses, net – Revenue from the sale of software licenses are recognized as a single performance obligation at the point in time that the software license is delivered to the customer. The Company under its contracts is required to provide its customers with 30 days to return the license for a full refund, regardless of reason, and the Company will be provided a refund in full of its cost to sell the license. Therefore, for Nexway, the Company acts as an agent and recognizes revenue on a net basis.

4.	Other – The Company has an annual contract to sub-license its rights to broadcast certain international sporting events to a third party. The Company recognizes revenue under this contract at a point in time when it satisfies a performance obligation by transferring control of the promised services to the third party, which generally is when the third party has access to the programming content.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with remaining maturities at the date of purchase of three months or less to be cash equivalents, including balances held in the Company’s money market account. The Company also classifies amounts in transit from payment processors for customer credit card and debit card transactions as cash equivalents. Restricted cash primarily represents cash on deposit with financial institutions in support of a letter of credit outstanding in favor of the Company’s landlord for office space. The restricted cash balance has been excluded from the cash balance and is classified as restricted cash on the condensed consolidated balance sheets. The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	June 30,	December 31,
	2020	2019

Cash and cash equivalents	$7,356	$7,624
Restricted cash	1,330	—

Total cash, cash equivalents and restricted cash	$8,686	$7,624

Certain Risks and Concentrations

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of demand deposits. The Company maintains cash deposits with financial institutions that at times exceed applicable insurance limits.

The majority of the Company’s software and computer systems utilizes data processing, storage capabilities and other services provided by Amazon Web Services, or AWS, which cannot be easily switched to another cloud service provider. As such, any disruption of the Company’s interference with AWS would adversely impact the Company’s operations and business.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 — observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 — assets and liabilities whose significant value drivers are unobservable.

Accounts Receivable, Net

Accounts Receivable, net

The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectable accounts. The Company’s accounts receivable balance includes subscription fees billed by, but not yet received from, third-party app stores and amounts due from the sale of advertisements. In evaluating our ability to collect outstanding receivable balances, we consider many factors, including the age of the balance, collection history, and current economic trends. Bad debts are written off after all collection efforts have ceased. Based on the Company’s current and historical collection experience, management concluded that an allowance for doubtful accounts was not necessary as of June 30, 2020 or December 31, 2019.

No individual customer accounted for more than 10% of revenue for the three and six months ended June 30, 2020 and 2019. Three customers accounted for more than 10% of accounts receivable as of June 30, 2020. No customers accounted for more than 10% of accounts receivable as of December 31, 2019.

Property and Equipment, Net

Property and Equipment, net

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the assets. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized. Maintenance and repairs are expensed as incurred.

Acquisitions and Business Combinations

Acquisitions and Business Combinations

The Company allocates the fair value of purchase consideration issued in business combination transactions to the tangible assets acquired, liabilities assumed, and separately identified intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets and certain liabilities. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from: (a) acquired technology, (b) trademarks and trade names, and (c) customer relationships, useful lives, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Revenue from Contracts with Customers

Revenue From Contracts With Customers

The Company recognizes revenue from contracts with customers under ASC 606, Revenue from Contracts with Customers (the “revenue standard”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. A good or service is transferred to a customer when, or as, the customer obtains control of that good or service. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company generates revenue from the following sources:

1.	Subscriptions – The Company sells various subscription plans through its website and third-party app stores. These subscription plans provide different levels of streamed content and functionality depending on the plan selected. Subscription fees are fixed and paid in advance by credit card on a monthly, quarterly or annual basis. A subscription customer executes a contract by agreeing to the Company’s terms of service. The Company considers the subscription contract legally enforceable once the customer has accepted terms of service and the Company has received credit card authorization from the customer’s credit card company. The terms of service allow customers to terminate the subscription at any time, however, in the event of termination, no prepaid subscription fees are refundable. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the customers. Upon the customer agreeing to the Company’s terms and conditions and authorization of the credit card, the customer simultaneously receives and consumes the benefits of the streamed content ratably throughout the term of the contract. Subscription services sold through third-party app stores are recorded gross in revenue with fees to the third-party app stores recorded in subscriber related expenses in the consolidated statement of operations. Management concluded that the customers are the end user of the subscription services sold by these third-party app stores.

2.	Advertisements – The Company executes agreements with advertisers that want to display ads (“impressions”) within the streamed content. The Company enters into individual insertion orders (“IOs”) with advertisers, which specify the term of each ad campaign, the number of impressions to be delivered and the applicable rate to be charged. The Company invoices advertisers monthly for impressions actually delivered during the period. Each executed IO provides the terms and conditions agreed to in respect of each party’s obligations. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the advertiser, which generally is when the advertisement has been displayed.

3.	Software licenses, net – Revenue from the sale of software licenses are recognized as a single performance obligation at the point in time that the software license is delivered to the customer. The Company under its contracts is required to provide its customers with 30 days to return the license for a full refund, regardless of reason, and the Company will be provided a refund in full of its cost to sell the license. Therefore, for Nexway, the Company acts as an agent and recognizes revenue on a net basis.

4.	Other – The Company has an annual contract to sub-license its rights to broadcast certain international sporting events to a third party. The Company recognizes revenue under this contract at a point in time when it satisfies a performance obligation by transferring control of the promised services to the third party, which generally is when the third party has access to the programming content.

Subscriber Related Expenses

Subscriber Related Expenses

Subscriber related expenses consist primarily of affiliate distribution rights and other distribution costs related to content streaming. The cost of affiliate distribution rights is generally incurred on a per subscriber basis and are recognized when the related programming is distributed to subscribers. The Company has certain arrangements whereby affiliate distribution rights are paid in advance or are subject to minimum guaranteed payments. An accrual is established when actual affiliate distribution costs are expected to fall short of the minimum guaranteed amounts. To the extent actual per subscriber fees do not exceed the minimum guaranteed amounts, the Company will expense the minimum guarantee in a manner reflective of the pattern of benefit provided by these subscriber related expenses, which approximates a straight-line basis over each minimum guarantee period within the arrangement. Subscriber related expenses also include credit card and payment processing fees for subscription revenue, customer service, certain employee compensation and benefits, cloud computing, streaming, and facility costs. The Company receives advertising spots from television networks for sale to advertisers as part of the affiliate distribution agreements.

Broadcasting and Transmission

Broadcasting and Transmission

Broadcasting and transmission expenses are charged to operations as incurred and consist primarily of the cost to acquire a signal, transcode, store, and retransmit it to the subscribers.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, agency costs, advertising campaigns and branding initiatives. All sales and marketing costs are expensed as they are incurred. Advertising expense totaled $4.5 million for the three and six months ended June 30, 2020 and $0.1 million and $0.3 million in advertising expense was incurred for the three and six months ended June 30, 2019, respectively.

Technology and Development

Technology and Development

Technology and development expenses are charged to operations as incurred. Technology and development expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, technical services, software expenses, and hosting expenses.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, corporate insurance, office expenses, professional fees, as well as travel, meals, and entertainment costs.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share excludes the potential impact of the Company’s convertible notes, convertible preferred stock, common stock options and warrants because their effect would be anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Basic loss per share:
Net loss	(73,604)	(3,365)	(129,947)	(6,232)
Less: net (loss) income attributable to non-controlling interest	(682)	2,182	(1,555)	2,781
Less: Deemed dividend - beneficial conversion feature on preferred stock	—	—	171	—

Net loss attributable to common stockholders	(72,922)	(5,547)	(128,563)	(9,013)

Shares used in computation:
Weighted-average common shares outstanding	35,045,390	22,964,199	32,390,829	17,952,188

Basic and diluted loss per share	(2.08)	(0.24)	(3.97)	(0.50)

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Common stock purchase warrants	603,576	200,007	1,147,844	200,007
Convertible preferred shares	64,355,375	—	32,405,688	—
Stock options	6,377,997	16,667	6,361,982	16,667
Convertible notes variable settlement feature	536,164	524,945	536,164	524,945

Total	71,873,112	741,619	40,451,678	741,619

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating ASU 2018-13 and its impact on its condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.

Fubo TV Pre-Merger [Member]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of fuboTV Inc. and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. None of the new or amended standards and interpretations that became effective January 1, 2020 have had a significant impact on the Company’s financial reporting. Relevant accounting policies can be found within Note 2 of the 2019 audited consolidated financial statements. Certain immaterial amounts in the financial statements of the prior years have been reclassified to conform to the current year presentation for comparative purposes.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of fuboTV Inc. and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Certain immaterial amounts in the financial statements of the prior years have been reclassified to conform to the current year presentation for comparative purposes.

Covid-19

COVID-19

In March 2020, the World Health Organization declared the outbreak of the novel respiratory illness COVID-19 a pandemic. The new strain of COVID-19 emerged in China and is considered to be highly contagious and poses a serious public health threat. We are actively monitoring the global situation and the potential impact on our financial condition, liquidity, operations, suppliers, industry, and workforce. Our results for the three months ended March 31, 2020 were not materially impacted, but given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, we are not able to estimate the effects on our results of operations, financial condition, or liquidity for the remaining fiscal year.

Going Concern

Going Concern

The consolidated financial statements and related notes to the consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operations since inception. The Company had a net loss of $35,958 for the three months ended March 31, 2020. As of March 31, 2020, the Company had cash and cash equivalents and restricted cash of $9,373 and an accumulated deficit of $436,217. As a result of these factors, there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to meet its obligations in the ordinary course of business is dependent on its ability to expand its subscriber base, increase revenue, establish profitable operations and find sources to fund operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going Concern

The consolidated financial statements and related notes to the consolidated financial statements have been prepared assuming the Company will continue as a going concern within one year after the date of the issuance of the financial statements. The Company has incurred recurring losses and negative cash flows from operations since inception. The Company had a net loss of $173,701 for the year ended December 31, 2019. As of December 31, 2019, the Company had cash and cash equivalents of $15,639 and an accumulated deficit of $400,259. As a result of these factors, there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to meet its obligations in the ordinary course of business is dependent on its ability to expand its subscriber base, increase revenue, establish profitable operations and find sources to fund operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires the Company’s management to make judgments, assumptions and estimates that affect the amounts reported in its financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, fair value of stock-based awards, fair value of convertible note derivatives, estimated useful lives and recoverability of long-lived property and equipment, and accounting for income taxes, including the valuation allowance on deferred tax assets. Actual results may differ from these estimates and these differences may be material.

Use of Estimates

The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires the Company’s management to make judgments, assumptions and estimates that affect the amounts reported in its financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, fair value of stock-based awards, fair value of convertible note derivatives, estimated useful lives and recoverability of long-lived property and equipment, and accounting for income taxes, including the valuation allowance on deferred tax assets. Actual results may differ from these estimates and these differences may be material.

Unaudited Interim Condensed Consolidated Financial Information

Unaudited Interim Consolidated Financial Information

The accompanying unaudited consolidated financial statements have been prepared on a basis consistent with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes as filed with Edgar on the SEC website (www.sec.gov) in the Form 8-K/A filed on June 17, 2020.

The consolidated balance sheet as of December 31, 2019 included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by U.S. GAAP. The accompanying interim consolidated balance sheet as of March 31, 2020, the interim consolidated statements of operations and comprehensive loss, the interim consolidated statements of convertible preferred stock and shareholders’ deficit, and the interim consolidated statements of cash flows for the three months ended March 31, 2020 and 2019 are unaudited. These interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, include all adjustments necessary to fairly state our financial position as of March 31, 2020, the results of our operations for the three months ended March 31, 2020 and 2019 and the results of our cash flows for the three months ended March 31, 2020 and 2019. The financial data and other financial information disclosure in the notes to these interim consolidated financial statements related to the three-month periods are also unaudited. The results for the three months ended March 31, 2020 are not necessarily indicative of the operating results expected for the year ending December 31, 2020 or any other future period.

Change in Accounting Principle

Change in Accounting Principle

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, which replaced existing revenue recognition guidance under U.S. GAAP. The Company adopted the new standard effective January 1, 2019 using the modified retrospective method. The adoption of this new standard had no impact on these consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company generates revenue primarily from the following sources:

1.	Subscriptions – The Company sells various subscription plans through its website and third-party app stores such as Roku and Apple. These subscription plans provide different levels of streamed content and functionality depending on the plan selected. Subscription fees are fixed and paid in advance by credit card on a monthly, quarterly or annual basis. A subscription customer executes a contract by agreeing to the Company’s terms of service. The Company considers the subscription contract legally enforceable once the customer has accepted terms of service and the Company has received credit card authorization from the customer’s credit card company. The terms of service allow customers to terminate the subscription at any time, however, in the event of termination, no prepaid subscription fees are refundable. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the customers. Upon the customer agreeing to the Company’s terms and conditions and authorization of the credit card, the customer simultaneously receives and consumes the benefits of the streamed content ratably throughout the term of the contract. Subscription services sold through third-party app stores are recorded gross in revenue with fees to the third-party app stores recorded in subscriber related expenses in the consolidated statement of operations. Management concluded that the customers are the end user of the subscription services sold by these third-party app stores.

2.	Advertising – The Company executes agreements with advertisers that want to display ads (‘impressions”) within the streamed content. The Company enters into individual insertion orders (“IOs”) with advertisers, which specify the term of each ad campaign, the number of impressions to be delivered and the applicable rate to be charged. The Company invoices advertisers monthly for impressions actually delivered during the period. Each executed IO provides the terms and conditions agreed to in respect of each party’s obligations. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the advertiser, which generally is when the advertisement has been displayed.

3.	Other – The Company has an annual contract to sub-license its rights to broadcast certain international sporting events to a third party. The Company recognizes revenue under this contract at a point in time when it satisfies a performance obligation by transferring control of the promised services to the third party, which generally is when the third party has access to the programming content.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with remaining maturities at the date of purchase of three months or less to be cash equivalents, including balances held in the Company’s money market account. The Company also classifies amounts in transit from payment processors for customer credit card and debit card transactions as cash equivalents. Restricted cash primarily represents cash on deposit with financial institutions in support of a letter of credit outstanding in favor of the Company’s landlord for office space. The restricted cash balance has been excluded from the cash balance and is classified as restricted cash on the consolidated balance sheets. The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	March 31,	December 31,
	2020	2019

Cash and cash equivalents	$8,040	$14,305
Restricted cash	1,333	1,334
Total cash, cash equivalents and restricted cash	$9,373	$15,639

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with remaining maturities at the date of purchase of three months or less to be cash equivalents, including balances held in the Company’s money market account. The Company also classifies amounts in transit from payment processors for customer credit card and debit card transactions as cash equivalents. Restricted cash primarily represents cash on deposit with financial institutions in support of a letter of credit outstanding in favor of the Company’s landlord for office space. The restricted cash balance has been excluded from the cash balance and is classified as restricted cash on the consolidated balance sheets. The following table provides a reconciliation cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows

	December 31,
	2019	2018
Cash and cash equivalents	$14,305	$14,578
Restricted cash	1,334	1,333
Total cash, cash equivalents and restricted cash	$15,639	$15,911

Certain Risks and Concentrations

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of demand deposits. The Company maintains cash deposits with financial institutions that at times exceed applicable insurance limits.

Fair Value of Financial Instruments

Fair Value Measurements and Financial Instruments

Fair value accounting is applied for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1	Observable inputs such as quoted prices in active markets for identical assets and liabilities.

Level 2	Inputs other than the quoted prices in active markets that are observable either directly or indirectly.

Level 3	Unobservable inputs in which there is little or no market data which require the Company to develop its own assumptions.

The carrying amount of the Company’s financial instruments, including accounts receivable, accounts payable, and accrued expenses, approximates their respective fair values because of their short maturities. The Company has not elected the fair value option for any financial assets and liabilities for which such an election would have been permitted.

Fair Value Measurements and Financial Instruments

Fair value accounting is applied for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1	Observable inputs such as quoted prices in active markets for identical assets and liabilities.

Level 2	Inputs other than the quoted prices in active markets that are observable either directly or indirectly.

Level 3	Unobservable inputs in which there is little or no market data which require the Company to develop its own assumptions.

The carrying amount of the Company’s financial instruments, including accounts receivable, accounts payable, and accrued expenses, approximates their respective fair values because of their short maturities. The Company has not elected the fair value option for any financial assets and liabilities for which such an election would have been permitted.

Accounting Pronouncements Issued but Not Yet Adopted

Accounting Pronouncements Issued but Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date; (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Additional disclosures will be required to allow the user to assess the amount, timing and uncertainty of cash flows arising from leasing activities. A modified retrospective transition approach is required for leases existing at the time of adoption. We plan to adopt this standard as of the effective date of our merger with FaceBank to conform to their existing accounting policy. The Company is assessing the impact of adoption on the consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. This guidance also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. We plan to adopt this standard as of the effective date of our merger with FaceBank to conform to their existing accounting policy and do not expect the adoption of this standard to have a material effect on our financial statements.

Accounts Receivable, Net

Accounts Receivable, Net

The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectable accounts. The Company’s accounts receivable balance includes subscription fees billed, but not yet received from third-party app stores and amounts due from the sale of advertisements. In evaluating our ability to collect outstanding receivable balances, we consider many factors, including the age of the balance, collection history, and current economic trends. Bad debts are written off after all collection efforts have ceased. Based on the Company’s current and historical collection experience, management concluded that an allowance for doubtful accounts is not necessary at December 31, 2019 and 2018.

No individual customer accounted for more than 10% of revenue for the years ended December 31, 2019 and 2018. Two customers accounted for more than 10% of accounts receivable at December 31, 2019 and 2018.

Prepaid Affiliate Distribution Agreements

Prepaid Affiliate Distribution Agreements

The Company recognizes assets for prepayments of affiliate distribution agreements. As of December 31, 2019 and 2018, prepaid affiliate agreements include $0 and $242, respectively, related to upfront payments made to television networks for the rights to distribute content within the next twelve months. Affiliate distribution rights are recognized in subscriber related expenses.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the assets. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized. Maintenance and repairs are expensed as incurred.

Impairment of Long-lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment subject to depreciation and amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful life is shorter than the Company had originally estimated. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the new shorter useful life. No long-lived asset impairment charges were recognized for the years ended December 31, 2019 and 2018.

Leases

Leases

The Company categorizes leases at their inception as either operating or capital. In the ordinary course of business, the Company has entered into a non-cancelable operating lease for office space. The Company recognizes lease costs on a straight-line basis and treats lease incentives as a reduction of rent expense over the term of the agreement. The difference between cash rent payments and straight-line rent expense is recorded as a deferred rent liability. The Company does not have any leases which are classified as capital leases.

Revenue from Contracts with Customers

Revenue Recognition

The Company generates revenue primarily from the following sources:

1.	Subscriptions – The Company sells various subscription plans through its website and third-party app stores such as Roku and Apple. These subscription plans provide different levels of streamed content and functionality depending on the plan selected. Subscription fees are fixed and paid in advance by credit card on a monthly, quarterly or annual basis. A subscription customer executes a contract by agreeing to the Company’s terms of service. The Company considers the subscription contract legally enforceable once the customer has accepted terms of service and the Company has received credit card authorization from the customer’s credit card company. The terms of service allow customers to terminate the subscription at any time, however, in the event of termination, no prepaid subscription fees are refundable. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the customers. Upon the customer agreeing to the Company’s terms and conditions and authorization of the credit card, the customer simultaneously receives and consumes the benefits of the streamed content ratably throughout the term of the contract. Subscription services sold through third-party app stores are recorded gross in revenue with fees to the third-party app stores recorded in subscriber related expenses in the consolidated statement of operations. Management concluded that the customers are the end user of the subscription services sold by these third-party app stores.

2.	Advertising – The Company executes agreements with advertisers that want to display ads (‘impressions”) within the streamed content. The Company enters into individual insertion orders (“IOs”) with advertisers, which specify the term of each ad campaign, the number of impressions to be delivered and the applicable rate to be charged. The Company invoices advertisers monthly for impressions actually delivered during the period. Each executed IO provides the terms and conditions agreed to in respect of each party’s obligations. The Company recognizes revenue at a point in time when it satisfies a performance obligation by transferring control of the promised services to the advertiser, which generally is when the advertisement has been displayed.

3.	Other – The Company has an annual contract to sub-license its rights to broadcast certain international sporting events to a third party. The Company recognizes revenue under this contract at a point in time when it satisfies a performance obligation by transferring control of the promised services to the third party, which generally is when the third party has access to the programming content.

Subscriber Related Expenses

Subscriber Related Expenses

Subscriber related expenses consist primarily of affiliate distribution rights and other distribution costs related to content streaming. The cost of affiliate distribution rights is generally incurred on a per subscriber basis and are recognized when the related programming is distributed to subscribers. The Company has certain arrangements whereby affiliate distribution rights are paid in advance or are subject to minimum guaranteed payments. An accrual is established when actual affiliate distribution costs are expected to fall short of the minimum guaranteed amounts. To the extent actual per subscriber fees do not exceed the minimum guaranteed amounts, the Company will expense the minimum guarantee in a manner reflective of the pattern of benefit provided by these subscriber related expenses, which approximates a straight-line basis over each minimum guarantee period within the arrangement. Subscriber related expenses also include credit card and payment processing fees for subscription revenue, customer service, certain employee compensation and benefits, cloud computing, streaming, and facility costs. The Company receives advertising spots from television networks for sale to advertisers as part of the affiliate distribution agreements.

Broadcasting and Transmission

Broadcasting and Transmission

Broadcasting and transmission expenses are charged to operations as incurred and consist primarily of the cost to acquire a signal, transcode, store, and retransmit it to the subscribers.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, agency costs, advertising campaigns and branding initiatives. All sales and marketing costs are expensed as they are incurred. Advertising expense totaled $30,634 and $44,033 for the years ended December 31, 2019 and 2018, respectively.

Technology and Development

Technology and Development

Technology and development expenses are charged to operations as incurred. Technology and development expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, technical services, software expenses, and hosting expenses.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of payroll and related costs, benefits, rent and utilities, stock-based compensation, corporate insurance, office expenses, professional fees, as well as travel, meals, and entertainment costs.

Stock-based Compensation

Stock-Based Compensation

Stock-based compensation expense is measured based on the grant-date fair value of the stock-based awards. The fair value of each employee share option is estimated on the date of grant using the Black-Scholes option-pricing valuation model. The Company recognizes compensation costs using a straight-line single-option approach for all employee stock-based compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. Forfeitures are recognized as they occur.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which the temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company evaluates and accounts for uncertain tax positions using a two-step approach. Recognition, step one, occurs when the Company concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustainable upon examination. Measurement, step two, determines the amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.

Comprehensive Loss			Comprehensive Loss The Company’s net loss was equal to its comprehensive loss for the years ended December 31, 2019 and 2018.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (“ASU 2014-09”), which replaces existing revenue recognition guidance. For nonpublic entities, the new guidance became effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Among other things, the updated guidance requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The adoption had no impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 which requires assets and liabilities related to both capital and operating leases to be recorded on the balance sheet. The new guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, and early adoption of the amendments is permitted. The Company is assessing the impact of adoption on the consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11 that allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted for and classified as liabilities. A company will recognize the value of a down round feature only when it is triggered, and the strike price has been adjusted downward. For equity-linked freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. The guidance in ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied using a full or modified retrospective approach. The adoption of ASU 2017-09 had no impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07 that expands the scope of Topic 718 to include stock-based payments issued to nonemployees for goods and services, which are currently accounted for under Topic 505. The ASU specifies that Topic 718 will apply to all stock-based payment transactions in which a grantor acquires goods or services to be used or consumed in the grantor’s own operations in exchange for stock-based payment awards. Upon transition, the Company will remeasure equity-classified awards for which a measurement date has not been established. The cumulative effect of the remeasurement will be recorded as an adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments in ASU 2018-07 are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than the Company’s adoption date of Topic 606. The adoption had no impact on the Company’s consolidated financial statements.